1933 Act Registration No. 333-07463
                                             1940 Act Registration No. 811-07687


   As filed with the Securities and Exchange Commission on September 14, 2001


                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

         Pre-Effective Amendment No.         | |
         Post-Effective Amendment No. 11     |X|


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 |X|

                                Amendment No. 11


                       FIRST AMERICAN STRATEGY FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                             601 Second Avenue South
                          Minneapolis, Minnesota 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 303-1606
              (Registrant's Telephone Number, including Area Code)

                             Christopher O. Petersen
                               U.S. Bancorp Center
                           800 Nicollet Mall, J1012057
                          Minneapolis, Minnesota 55402
                     (Name and Address of Agent for Service)


It is proposed that this filing shall become effective (check appropriate box):

         | | immediately upon filing pursuant to paragraph (b) of Rule 485 |X| on September 21, 2001 pursuant to paragraph (b) of Rule 485
         | | 60 days after filing pursuant to paragraph (a)(1) of Rule 485 | | on (date) pursuant to paragraph (a)(1) of Rule 485
         | | 75 days after filing pursuant to paragraph (a)(2) of Rule 485 | | on (date) pursuant to paragraph (a)(2) of Rule 485


Dear Sir or Madam:

         This Post-Effective Amendment No. 11 is being filed pursuant to Rule 485(b) in order to delay the effectiveness of Post-Effective Amendment No. 9, filed on June 27, 2001. Post-Effective Amendment No. 9 was previously delayed by Post-Effective Amendment No. 10, filed on September 5, 2001. Under Rule 485(b)(1)(iii), this Post-Effective Amendment No. 11 is now intended to delay effectiveness until September 21, 2001. Because no other changes have been made to the text of the filing, parts A, B and C of Post-Effective Amendment No. 9 are incorporated herein by reference.

Very truly yours,


/s/ Christopher O. Petersen

Christopher O. Petersen
Corporate Counsel

SIGNATURES

         As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement Nos. 333-07463 and 811-07687 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 14th day of September, 2001.

                       FIRST AMERICAN STRATEGY FUNDS, INC.

ATTEST: /s/ Jeffery M. Wilson                 By: /s/ James L. Chosy

        ---------------------                     ------------------------
        Jeffery M. Wilson                         James L. Chosy
        Senior Vice President                     Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

         SIGNATURE                            TITLE                  DATE
         ---------                            -----                  ----

/s/ Jeffery M. Wilson                     Senior Vice President       **
----------------------------
Jeffery M. Wilson

         *                                Director                    **
----------------------------
John M. Murphy, Jr.

         *                                Director                    **
----------------------------
Robert J. Dayton

         *                                Director                    **
----------------------------
Andrew M. Hunter III

         *                                Director                    **
----------------------------
Leonard W. Kedrowski

         *                                Director                    **
----------------------------
Joseph D. Strauss

         *                                Director                    **
----------------------------
Virginia L. Stringer

         *                                Director                    **
----------------------------
Roger A. Gibson

         *                                Director                    **
----------------------------
Andrew S. Duff

         *                                Director                    **
----------------------------
Richard K. Riederer

         *                                Director                    **
----------------------------
James M. Wade

By: /s/ James L. Chosy
    ------------------------
    James L. Chosy
    Attorney-in-Fact

** September 14, 2001